EQUITY BASED COMPENSATION - Schedule of Compensation and Benefits (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation and benefits excluding equity based compensation	$ 191,435	$ 136,132	$ 127,078
Equity based compensation	74,156	83,124	89,123
Compensation and benefits	$ 265,591	$ 219,256	$ 216,201